Share capital, share premium and transaction costs on new equity instruments (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Share Premium [Abstract]
Schedule of movement of share capital and share premium
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000)
As at January 1, 2022		100	1.00	1	61,888
Share capital transaction within Allego Holding BV as part of the merger (“the Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 The first special fee agreement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to closing the Transaction		124	1.00	1	163,819

Share capital transaction within Allego NV as part of the merger (“the Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,311	(28,311)
Spartan Share Capital March 16, 2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375

Other equity movements during the year ended December 31, 2022
Private Placement Warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at December 31, 2022		267,177,592	0.12	32,061	365,900
As at January 1, 2023		267,177,592	0.12	32,061	365,900
Issuance of shares under the LTIP from IPO Grant Shares June 9, 2023	11.4	9,600	0.12	1	—
Issuance of shares under the LTIP from RSUs August 10, 2023	11.4	666,968	0.12	80	—
Issuance of shares in exchange of Public Warrants October 3, 2023	27	2,996,918	0.12	360	6,938
Issuance of shares in exchange of Public Warrants October 18, 2023	27	159,712	0.12	19	252
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants	27	—	—	—	(955)
As at December 31, 2023		271,010,790	0.12	32,521	372,135
As at January 1, 2024		271,010,790	0.12	32,521	372,135
Issuance of shares under the LTIP from Performance Options June 25, 2024	11.4	2,020,000	0.12	242	—
Issuance of shares under the LTIP from RSUs July 29, 2024	11.4	285,844	0.12	35	—
Issuance of shares under the LTIP from RSUs November 15, 2024	11.4	24,109	0.12	3	—
As at December 31, 2024		273,340,743	0.12	32,801	372,135